Consolidated statement of changes in equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2022
Statutory reserves unavailable for distribution	$ 491	$ 472	$ 486
Share capital, increase				$ 300
Number of shares authorised, increase (in shares)				200,000,000
Par value per share (usd per share)	$ 1.50	$ 1.50		$ 1.50
Purchase of treasury shares (in shares)	(282,724)
Share repurchase program	$ 5	$ 0	$ 50
Number of shares withheld (in shares)	320,985	93,413	1,470,875
Guatemala joint ventures
Proportion of ownership interest in subsidiary	55.00%
Payments to acquire noncontrolling interest			$ 5